Related Party Transactions (Details Textual) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 30, 2014	Jan. 31, 2012	Oct. 31, 2011	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2014	Apr. 16, 2012	Oct. 01, 2011
Related Party Transaction [Line Items]
Due to Related Parties, Current				$ 61,723,711		$ 59,102,077	$ 7,616,248
Repayments of Related Party Debt				0	$ 162,928	225,291	5,274,075
Proceeds from Related Party Debt				2,506,667	0	17,651,149	29,554,972
Debt Instrument, Unamortized Discount							$ 16,433,108
Debt Instrument, Interest Rate, Stated Percentage							7.50%
Notes Payable, Related Parties, Current						4,037,850	$ 1,026,914
Technical management fees				771,000	587,000	2,356,500	1,864,000
Interest Expense				1,410,771	1,515,879	5,644,057	5,487,246
Amortization Of Discount And Imputed Interest On Related Party Long Term Debt				0	200,802	322,946	17,873,285
Amortization Of Discount On Related Party Long-Term Debt				0	$ 322,947	322,946	1,117,231
2012 Founders Note [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt								$ 8,057,500
Debt Instrument, Face Amount										$ 11,057,500
Founder [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt			$ 10,000,000
Debt Instrument, Interest Rate, Stated Percentage											5.00%
Notes Payable, Related Parties, Current				4,325,000		4,325,000	4,325,000
Repayment of Notes Receivable from Related Parties	$ 5,000,000
Shareholder Loans To Fund Deposits On Vessels [Member] | Two Ultramax Vessels [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current				4,447,500
Due to Related Parties						4,447,500
Shareholder Loans To Fund Deposits On Vessels [Member] | Four Ice Class One A Panamax Vessels [Member]
Related Party Transaction [Line Items]
Due to Related Parties				$ 47,500,000		45,000,000
Redeemable Convertible Preferred Stock [Member] | Founder [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues		5,675
STST [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current							17,030,000
Payments for Deposits							26,100,000
Proceeds from Related Party Debt							4,530,000
Proceeds from Issuance of Preferred Stock and Preference Stock							5,000
STST [Member] | Construction Of Two New ultramax newbuildings [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current						1,447,500	2,995,000
NBHC Shareholder [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current							17,029,972
Proceeds from Related Party Debt						5,470,000
Newest shareholder [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current							17,030,000
Payments for Repurchase of Common Stock							13,000
Interest Payable [Member]
Related Party Transaction [Line Items]
Interest Expense						$ 5
Interest Payable [Member] | Loan Payable [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current							$ 322,946		$ 16,433,108
Bulk Invest, Ltd. [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Face Amount	$ 5,000,000